Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Supplement [Text Block]	df_SupplementTextBlock

DIREXION INDEXED SYNTHETIC CONVERTIBLE STRATEGY FUND (DXCBX)

DIREXION INDEXED SYNTHETIC CONVERTIBLE STRATEGY BEAR FUND (DXCVX)

EACH A SERIES OF THE DIREXION FUNDS

Supplement dated June 26, 2014 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated January 31, 2014

IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY FOR THE FUNDS

The Board of Trustees of the Direxion Funds (the “Trust”) has approved a change in the name and principal investment strategies for the Direxion Indexed Synthetic Convertible Strategy Fund and the Direxion Indexed Synthetic Convertible Strategy Bear Fund (the “Funds”). Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Indexed Synthetic Convertible Strategy Fund	Direxion Indexed CVT Strategy Fund
Direxion Indexed Synthetic Convertible Strategy Bear Fund	Direxion Indexed CVT Strategy Bear Fund

Also effective immediately, the Funds’ principle investment strategies will be modified as described below.

Direxion Indexed Synthetic Convertible Strategy Fund

The first and second paragraphs on page one (1) of the Prospectus under the “Principal Investment Strategy” section is replaced with the following:

Principal Investment Strategy

The Fund, under normal circumstances, invests at least 80% of its net assets, plus borrowing for investment purposes if any, in securities that comprise the QES Synthetic Convertible Index (the “Index”) and/or financial instruments that provide exposure to the Index. The financial instruments in which the Fund may invest include stock index or fixed income futures contracts, swap agreements, including swaps on other investment companies or exchange-traded funds (“ETFs”) and options on securities and on stock indices (collectively “Financial Instruments”).

The Fund may also invest in ETFs and fixed income securities that include U.S government, investment grade and high yield fixed-income securities, commonly known as “junk bonds”. Additionally, the Fund may invest the collateral related to Financial Instruments in U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms-to-maturity of less than 397 days and have high credit profiles.

Direxion Indexed Synthetic Convertible Strategy Bear Fund

The first and second paragraphs on page seven (7) of the Prospectus under the “Principal Investment Strategy” section is replaced with the following:

Principal Investment Strategy

The Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes if any, in the securities that comprise the QES Synthetic Convertible Index (“Index”) and/or financial instruments that, in combination, provide inverse or opposite exposure to the Index through the Fund’s use of short positions. Financial instruments include futures contracts on stock and fixed income indices, swap agreements, including swap agreements on other investment companies or exchange traded funds (“ETFs”), short positions, options on securities and stock indices (collectively “Financial Instruments”).

The Fund may also invest in ETFs and fixed income securities that include U.S. government, investment grade and high yield fixed-income securities, commonly known as “junk bonds”. Additionally, the Fund may invest the collateral related to Financial Instruments in U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms-to-maturity of less than 397 days and have high quality credit profiles.

Questions regarding these changes may be directed to the Funds at (800) 851-0511.

Direxion Indexed CVT Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	df_SupplementTextBlock

DIREXION INDEXED SYNTHETIC CONVERTIBLE STRATEGY FUND (DXCBX)

DIREXION INDEXED SYNTHETIC CONVERTIBLE STRATEGY BEAR FUND (DXCVX)

EACH A SERIES OF THE DIREXION FUNDS

Supplement dated June 26, 2014 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated January 31, 2014

IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY FOR THE FUNDS

The Board of Trustees of the Direxion Funds (the “Trust”) has approved a change in the name and principal investment strategies for the Direxion Indexed Synthetic Convertible Strategy Fund and the Direxion Indexed Synthetic Convertible Strategy Bear Fund (the “Funds”). Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Indexed Synthetic Convertible Strategy Fund	Direxion Indexed CVT Strategy Fund
Direxion Indexed Synthetic Convertible Strategy Bear Fund	Direxion Indexed CVT Strategy Bear Fund

Also effective immediately, the Funds’ principle investment strategies will be modified as described below.

Direxion Indexed Synthetic Convertible Strategy Fund

The first and second paragraphs on page one (1) of the Prospectus under the “Principal Investment Strategy” section is replaced with the following:

Principal Investment Strategy

The Fund, under normal circumstances, invests at least 80% of its net assets, plus borrowing for investment purposes if any, in securities that comprise the QES Synthetic Convertible Index (the “Index”) and/or financial instruments that provide exposure to the Index. The financial instruments in which the Fund may invest include stock index or fixed income futures contracts, swap agreements, including swaps on other investment companies or exchange-traded funds (“ETFs”) and options on securities and on stock indices (collectively “Financial Instruments”).

The Fund may also invest in ETFs and fixed income securities that include U.S government, investment grade and high yield fixed-income securities, commonly known as “junk bonds”. Additionally, the Fund may invest the collateral related to Financial Instruments in U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms-to-maturity of less than 397 days and have high credit profiles.

Questions regarding these changes may be directed to the Funds at (800) 851-0511.

Direxion Indexed CVT Strategy Bear Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	df_SupplementTextBlock

DIREXION INDEXED SYNTHETIC CONVERTIBLE STRATEGY FUND (DXCBX)

DIREXION INDEXED SYNTHETIC CONVERTIBLE STRATEGY BEAR FUND (DXCVX)

EACH A SERIES OF THE DIREXION FUNDS

Supplement dated June 26, 2014 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated January 31, 2014

IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY FOR THE FUNDS

The Board of Trustees of the Direxion Funds (the “Trust”) has approved a change in the name and principal investment strategies for the Direxion Indexed Synthetic Convertible Strategy Fund and the Direxion Indexed Synthetic Convertible Strategy Bear Fund (the “Funds”). Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Indexed Synthetic Convertible Strategy Fund	Direxion Indexed CVT Strategy Fund
Direxion Indexed Synthetic Convertible Strategy Bear Fund	Direxion Indexed CVT Strategy Bear Fund

Also effective immediately, the Funds’ principle investment strategies will be modified as described below.

Direxion Indexed Synthetic Convertible Strategy Bear Fund

The first and second paragraphs on page seven (7) of the Prospectus under the “Principal Investment Strategy” section is replaced with the following:

Principal Investment Strategy

The Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes if any, in the securities that comprise the QES Synthetic Convertible Index (“Index”) and/or financial instruments that, in combination, provide inverse or opposite exposure to the Index through the Fund’s use of short positions. Financial instruments include futures contracts on stock and fixed income indices, swap agreements, including swap agreements on other investment companies or exchange traded funds (“ETFs”), short positions, options on securities and stock indices (collectively “Financial Instruments”).

The Fund may also invest in ETFs and fixed income securities that include U.S. government, investment grade and high yield fixed-income securities, commonly known as “junk bonds”. Additionally, the Fund may invest the collateral related to Financial Instruments in U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms-to-maturity of less than 397 days and have high quality credit profiles.

Questions regarding these changes may be directed to the Funds at (800) 851-0511.